UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08287

Cohen & Steers Realty Income Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2009

Item 1. Schedule of Investments

COHEN & STEERS REALTY INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2009 (Unaudited)

	Number of Shares	Value
COMMON STOCK 95.6%
DIVERSIFIED 8.8%
Cousins Properties	371,474	$3,075,805
Dexus Property Group (Australia)	2,901,000	2,162,576
Forest City Enterprises	192,407	2,572,481
Lexington Realty Trust	369,748	1,885,715
Liberty International PLC (United Kingdom)	112,603	863,792
Melcor Developments Ltd. (Canada)	203,113	1,802,245
Vornado Realty Trust	339,912	21,893,732
		34,256,346
HEALTH CARE 9.4%
Assisted Living Concepts(a)	89,500	1,854,440
Brookdale Senior Living	306,820	5,562,646
HCP	456,854	13,129,984
Health Care REIT	70,053	2,915,606
LTC Properties	6,404	153,952
Nationwide Health Properties	126,233	3,911,961
Senior Housing Properties Trust	194,716	3,721,023
Ventas	130,306	5,016,781
		36,266,393
HOTEL 6.3%
Gaylord Entertainment Co.(a)	52,602	1,057,300
Hospitality Properties Trust	202,687	4,128,734
Host Hotels & Resorts	1,142,606	13,448,473
Starwood Hotels & Resorts Worldwide	123,294	4,072,401
Sunstone Hotel Investors	270,300	1,919,130
		24,626,038
INDUSTRIAL 6.4%
AMB Property Corp.	213,007	4,888,511
DCT Industrial Trust	363,376	1,856,852
ProLogis	1,356,321	16,167,346

	Number of Shares	Value
Segro PLC (United Kingdom)	334,761	$1,966,120
		24,878,829
OFFICE 16.7%
BioMed Realty Trust	341,252	4,709,278
Boston Properties	285,855	18,737,795
Brandywine Realty Trust	427,018	4,714,279
Brookfield Properties Corp.	265,427	2,988,708
Douglas Emmett	225,029	2,763,356
DuPont Fabros Technology	146,530	1,953,245
ING Office Fund (Australia)	3,778,266	1,866,584
Kilroy Realty Corp.	201,753	5,596,628
Liberty Property Trust	232,192	7,553,206
Mack-Cali Realty Corp.	221,987	7,176,840
SL Green Realty Corp.	152,851	6,702,516
		64,762,435
OFFICE/INDUSTRIAL 1.0%
PS Business Parks	78,409	4,023,950

REAL ESTATE MANAGEMENT/SERVICES 0.2%
Parkbridge Lifestyles Communities(Canada)(a)	249,673	918,798

RESIDENTIAL 14.8%
APARTMENT 13.9%
American Campus Communities	107,777	2,893,812
Apartment Investment & Management Co.	411,424	6,068,504
Associated Estates Realty Corp.	201,361	1,937,093
AvalonBay Communities	120,676	8,776,766
Colonial Properties Trust	73,584	715,972
Education Realty Trust	341,140	2,022,960
Equity Residential	564,336	17,325,115
Post Properties	188,571	3,394,278
UDR	539,491	8,491,588
Unite Group PLC(United Kingdom)	497,600	2,093,470
		53,719,558

	Number of Shares	Value
MANUFACTURED HOME 0.9%
Equity Lifestyle Properties	83,294	$3,564,150
TOTAL RESIDENTIAL		57,283,708
SELF STORAGE 7.8%
Public Storage	295,700	22,248,468
Sovran Self Storage	111,996	3,408,038
U-Store-It Trust	712,635	4,453,969
		30,110,475
SHOPPING CENTER 19.0%
COMMUNITY CENTER 6.3%
Developers Diversified Realty Corp.	576,087	5,323,044
Federal Realty Investment Trust	69,706	4,277,857
Inland Real Estate Corp.	165,875	1,453,065
Kimco Realty Corp.	374,328	4,881,237
Regency Centers Corp.	75,480	2,796,534
Weingarten Realty Investors	274,846	5,474,933
		24,206,670
REGIONAL MALL 12.7%
Glimcher Realty Trust	545,018	2,000,216
Macerich Co.	343,798	10,427,393
Simon Property Group	532,755	36,989,180
		49,416,789
TOTAL SHOPPING CENTER		73,623,459
SPECIALTY 5.2%
Digital Realty Trust	163,601	7,478,202
Plum Creek Timber Co.	176,951	5,421,778
Rayonier	177,700	7,269,707
		20,169,687
TOTAL COMMON STOCK (Identified cost—$277,680,842)		370,920,118

	Number of Shares	Value
PREFERRED SECURITIES—$25 PAR VALUE 3.9%
DIVERSIFIED 0.9%
Lexington Realty Trust, 6.50%, Series C ($50 par value)	35,950	$1,072,389
Lexington Realty Trust, 7.55%, Series D	59,250	1,007,250
Vornado Realty Trust, 6.625%, Series G	63,325	1,335,524
		3,415,163
HEALTH CARE 0.4%
Omega Healthcare Investors, 8.375%, Series D	60,030	1,475,237

OFFICE 0.2%
Maguire Properties, 7.625%, Series A	129,915	863,935

OFFICE/INDUSTRIAL 0.3%
PS Business Parks, 7.375%, Series O	44,475	978,450

RESIDENTIAL- APARTMENT 0.2%
Alexandria Real Estate, 7.00%, Series D	50,000	975,000

SHOPPING CENTER—COMMUNITY CENTER 1.6%
Developers Diversified Realty Corp., 8.00%, Series G	110,000	2,090,000
Kimco Realty Corp., 7.75%, Series G	35,025	852,859
Regency Centers Corp., 7.45%, Series C	29,038	659,162
Urstadt Biddle Properties, 8.50%, Series C ($100 par value)(b)	7,270	716,095
Weingarten Realty Investors, 6.50%, Series F	90,018	1,800,360
		6,118,476
SPECIALTY 0.3%
Entertainment Properties Trust, 7.375%, Series D	7,700	138,600
Entertainment Properties Trust, 9.00%, Series E	50,000	1,078,500
		1,217,100
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$13,776,768)		15,043,361

	Number of Rights	Value
RIGHTS 0.0%
UNITED KINGDOM
Unite Group PLC (a),(c) expire 10/2/09 (Identified cost—$0)	90,472	$16,281

Principal Amount
CORPORATE BOND 0.4%
SHOPPING CENTER—COMMUNITY CENTER
Developers Diversified Realty Corp., 9.625%, due 3/15/2016 (Identified cost—$1,491,303)	$1,500,000	1,506,491

		Number of Shares
SHORT-TERM INVESTMENTS 0.9%
MONEY MARKET FUNDS
Dreyfus Treasury Cash Management Fund, 0.00001%(d)		1,000,000	1,000,000
Federated U.S. Treasury Cash Reserves Fund, 0.001%(d)		2,500,068	2,500,068
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$3,500,068)			3,500,068

TOTAL INVESTMENTS (Identified cost—$296,448,981)	100.8%		390,986,319

LIABILITIES IN EXCESS OF OTHER ASSETS	(0.8)%		(3,078,198)

NET ASSETS	100.0%		$387,908,121

Glossary of Portfolio Abbreviation

REIT                       Real Estate Investment Trust

Note: Percentages indicated are based on the net assets of the Fund.

(a) Non-income producing security.

(b) Illiquid security.  Aggregate holdings equal 0.2% of net assets of the Fund.

(c) Fair valued security.  This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors.  Aggregate fair value securities represent 0.0% of net assets of the Fund.

(d) Rate quoted represents the seven day yield of the fund.

NOTES TO FINANCIAL STATEMENTS

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price. Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges. In the absence of a last sale, options are valued at the average of the quoted bid and asked prices as of the close of business. Over-the-counter options quotations are provided by the respective counterparty.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. (Nasdaq) national market system are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.  If after a close of the foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor) to be over-the-counter, are valued at the official closing prices as reported by sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities.

Securities for which market prices are unavailable, or securities for which the advisor determines that bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value.

NOTES TO FINANCIAL STATEMENTS (Continued)

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•      Level 1 — quoted prices in active markets for identical investments

•      Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•      Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments carried at value:

	Fair Value Measurements at September 30, 2009 Using
	Total	Quoted Prices In Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock	$370,920,118	$370,920,118	—	—
Preferred Securities - $25 Par Value-Shopping Center-Community Center	6,118,476	5,402,381	716,095	—
Preferred Securities - $25 Par Value — Other Industries	8,924,885	8,924,885	—	—
Rights	16,281	—	16,281	—
Corporate Bonds	1,506,491	—	1,506,491	—
Money Market Funds	3,500,068	—	3,500,068	—
Total Investments	$390,986,319	$385,247,384	$5,738,935	—

NOTES TO FINANCIAL STATEMENTS (Continued)

Note 2. Derivative Instruments

Options:  The Fund may write covered call options on an index or a security with the intention of earning option premiums. Option premiums generate current income and may help increase distributable income. When a Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain or loss on the option to the extent of the premiums received. Premiums received from writing options which are exercised or are closed, are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying index or security. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contract.

Note 3. Income Tax information

As of September 30, 2009, the federal tax cost and net unrealized appreciation on securities were as follows:

Gross unrealized appreciation	$98,013,443
Gross unrealized depreciation	(3,476,105)
Net unrealized appreciation	$94,537,338

Cost for federal income tax purposes	$296,448,981

Item 2. Controls and Procedures

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)           During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)           Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS REALTY INCOME FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: November 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and principal executive officer		Title: Treasurer and principal financial officer

Date: November 23, 2009